THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL
QUALITY DIVIDEND INCOME FUND
JUNE 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.7%

	Shares	Value

AUSTRALIA — 3.9%

Glencore	55,252	$236,196

Rio Tinto ADR	1,816	152,344

		388,540

BELGIUM — 1.9%

KBC Group	2,536	193,379

BRAZIL — 10.4%

Banco Bradesco ADR	63,903	327,822

Itau Unibanco Holding ADR	23,311	140,099

Petroleo Brasileiro ADR	25,899	316,745

Vale ADR, Cl B	11,068	252,461

		1,037,127

CANADA — 3.6%

Nutrien	2,594	157,222

Royal Bank of Canada	2,029	205,784

		363,006

CHINA — 3.9%

China Merchants Bank, Cl H	18,424	157,174

China Overseas Land & Investment	45,317	102,937

Guangdong Investment	33,188	47,693

PetroChina, Cl H	160,348	78,049

		385,853

DENMARK — 4.0%

Novo Nordisk, Cl B	4,808	402,855

FRANCE — 6.6%

BNP Paribas	4,404	276,125

TotalEnergies	5,320	240,720

Vinci	1,332	142,150

		658,995

GERMANY — 6.8%

Daimler	4,203	375,321

Muenchener Rueckversicherungs-Gesellschaft in Muenchen	456	124,891

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL

QUALITY DIVIDEND INCOME FUND
JUNE 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

GERMANY (continued)

Siemens	1,140	$180,645

		680,857

HONG KONG — 2.0%

CLP Holdings	10,045	99,339

Sun Hung Kai Properties	6,537	97,392

		196,731

INDIA — 3.2%

Infosys ADR	15,031	318,507

ITALY — 1.0%

Enel	10,326	95,908

JAPAN — 2.6%

Inpex	1,251	9,344

Sumitomo Mitsui Financial Group	3,250	112,149

Tokio Marine Holdings	2,969	136,640

		258,133

LUXEMBOURG — 4.1%

ArcelorMittal	13,515	414,310

RUSSIA — 8.1%

Gazprom PJSC	26,404	101,685

LUKOIL PJSC ADR	2,330	214,360

MMC Norilsk Nickel PJSC	448	151,828

Polyus PJSC GDR	1,068	103,542

Rosneft Oil PJSC	4,280	33,453

Sberbank of Russia PJSC ADR	12,159	202,934

		807,802

SINGAPORE — 0.5%

Ascendas Real Estate Investment Trust ‡	23,057	50,601

SOUTH KOREA — 3.8%

Samsung Electronics GDR	209	374,424

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL

QUALITY DIVIDEND INCOME FUND
JUNE 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SPAIN — 2.9%

Banco Bilbao Vizcaya Argentaria ADR *	47,268	$293,534

SWEDEN — 3.6%

Swedbank	2,733	50,888

Swedish Match	35,613	303,905

		354,793

SWITZERLAND — 3.4%

Nestle	1,974	246,059

Roche Holding	249	93,892

		339,951

TAIWAN — 3.9%

Taiwan Semiconductor Manufacturing ADR	3,274	393,404

UNITED KINGDOM — 8.2%

AstraZeneca	4,472	536,420

British American Tobacco	7,309	282,715

		819,135

UNITED STATES — 7.3%

Consumer Staples — 6.3%

Philip Morris International	6,300	624,393

Information Technology — 1.0%

Broadcom	215	102,521

TOTAL UNITED STATES		726,914

Total Common Stock (Cost $9,564,871)		9,554,759

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL

QUALITY DIVIDEND INCOME FUND
JUNE 30, 2021 (Unaudited)

PREFERRED STOCK — 0.9%

	Shares	Value

GERMANY — 0.9%

Volkswagen, 2.80%	375	$93,923

Total Preferred Stock (Cost $93,961)		93,923

Total Investments — 96.6% (Cost $9,658,832)		$9,648,682

Percentages are based on Net Assets of $9,987,434.

*	Non-income producing security.

‡	Real Estate Investment Trust.

ADR	— American Depositary Receipt

Cl	— Class

GDR	— Global Depositary Receipt

PJSC	— Public Joint Stock Company

As of June 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

GQG-QH-005-0100

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS U.S. QUALITY
DIVIDEND INCOME FUND
JUNE 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.6%

	Shares	Value

CANADA — 3.6%

Nutrien	2,583	$156,556

Royal Bank of Canada	2,024	205,051

		361,607

FRANCE — 1.6%

TotalEnergies ADR	3,520	159,315

GERMANY — 2.7%

Daimler	3,035	272,823

LUXEMBOURG — 1.9%

ArcelorMittal	6,074	188,659

UNITED KINGDOM — 2.1%

AstraZeneca ADR	3,573	214,023

UNITED STATES — 85.7%

Communication Services — 2.3%

Verizon Communications	4,001	224,176

Consumer Discretionary — 8.5%

Home Depot	943	300,713

McDonald’s	833	192,415

Target	1,468	354,874

		848,002

Consumer Staples — 13.4%

Altria Group	9,256	441,326

Coca-Cola	7,058	381,909

Philip Morris International	5,248	520,129

		1,343,364

Energy — 11.8%

Chevron	3,662	383,558

Devon Energy	10,493	306,291

Exxon Mobil	7,829	493,853

1

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS U.S. QUALITY

DIVIDEND INCOME FUND
JUNE 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

		$1,183,702

Financials — 21.6%

AllianceBernstein Holding (A)	7,369	343,101

Bank of America	11,005	453,736

Blackstone Group, Cl A	3,789	368,063

CME Group, Cl A	938	199,494

JPMorgan Chase	1,265	196,758

Morgan Stanley	4,468	409,671

Progressive	1,964	192,884

		2,163,707

Health Care — 10.1%

AbbVie	1,324	149,135

Bristol-Myers Squibb	3,702	247,368

Johnson & Johnson	1,219	200,818

Merck	1,219	94,802

UnitedHealth Group	791	316,748

		1,008,871

Industrials — 6.7%

L3Harris Technologies	923	199,507

Lockheed Martin	760	287,546

United Parcel Service, Cl B	891	185,301

		672,354

Information Technology — 8.5%

Broadcom	440	209,810

Microsoft	1,619	438,587

Texas Instruments	1,037	199,415

		847,812

Materials — 2.8%

Newmont	4,333	274,625

TOTAL UNITED STATES		8,566,613

Total Common Stock (Cost $9,764,375)		9,763,040

2

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS U.S. QUALITY

DIVIDEND INCOME FUND
JUNE 30, 2021 (Unaudited)

COMMON STOCK — continued

Value

Total Investments — 97.6% (Cost $9,764,375)	$9,763,040

Percentages are based on Net Assets of $9,998,888.

(A)	Security considered Master Limited Partnership. At June 30, 2021, these securities amounted to $343,101 or 3.4% of net assets.

ADR	— American Depositary Receipt

Cl	— Class

As of June 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

GQG-QH-004-0100

3

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY
DIVIDEND INCOME FUND
JUNE 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.4%

	Shares	Value

AUSTRALIA — 2.2%

Rio Tinto ADR	2,654	$222,644

BELGIUM — 2.0%

KBC Group	2,646	201,767

BRAZIL — 6.2%

Banco Bradesco ADR	42,525	218,153

Vale ADR, Cl B	17,544	400,179

		618,332

CANADA — 3.6%

Nutrien	3,277	198,619

Royal Bank of Canada	1,566	158,826

		357,445

CHINA — 1.4%

China Merchants Bank, Cl H	11,107	94,753

Guangdong Investment	33,177	47,677

		142,430

DENMARK — 4.0%

Novo Nordisk ADR	4,737	396,818

FRANCE — 3.9%

TotalEnergies	8,534	386,147

GERMANY — 4.6%

Daimler	2,098	187,348

Muenchener Rueckversicherungs-Gesellschaft in Muenchen	473	129,547

Siemens	899	142,456

		459,351

HONG KONG — 1.0%

CLP Holdings	4,799	47,459

Sun Hung Kai Properties	3,690	54,976

		102,435

1

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY

DIVIDEND INCOME FUND
JUNE 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDIA — 2.7%

Infosys ADR	12,821	$271,677

ITALY — 2.5%

Enel	27,432	254,788

LUXEMBOURG — 2.8%

ArcelorMittal	9,111	282,988

RUSSIA — 5.2%

Gazprom PJSC	26,334	101,416

MMC Norilsk Nickel PJSC	567	192,157

Polyus PJSC GDR	1,958	189,826

Rosneft Oil PJSC	4,122	32,218

		515,617

SINGAPORE — 0.8%

Ascendas Real Estate Investment Trust ‡	34,453	75,611

SPAIN — 2.3%

Banco Bilbao Vizcaya Argentaria *	36,493	226,253

SWEDEN — 0.5%

Swedbank	2,922	54,407

SWITZERLAND — 4.9%

Nestle	2,653	330,696

Roche Holding	433	163,274

		493,970

TAIWAN — 3.0%

Taiwan Semiconductor Manufacturing ADR	2,454	294,873

UNITED KINGDOM — 4.8%

AstraZeneca ADR	7,976	477,762

2

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY

DIVIDEND INCOME FUND
JUNE 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES — 37.0%

Consumer Staples — 3.9%

Altria Group	5,622	$268,057

Coca-Cola	2,218	120,016

		388,073

Energy — 8.0%

Chevron	2,862	299,766

Exxon Mobil	7,905	498,647

		798,413

Financials — 10.4%

AllianceBernstein Holding (A)	8,344	388,497

Bank of America	8,144	335,777

Morgan Stanley	3,475	318,623

		1,042,897

Health Care — 7.5%

AbbVie	888	100,024

Bristol-Myers Squibb	3,938	263,137

Johnson & Johnson	833	137,229

UnitedHealth Group	632	253,078

		753,468

Industrials — 2.9%

Lockheed Martin	763	288,681

Information Technology — 4.3%

Broadcom	107	51,022

Microsoft	1,400	379,260

		430,282

TOTAL UNITED STATES		3,701,814

Total Common Stock (Cost $9,540,988)		9,537,129

Total Investments — 95.4% (Cost $9,540,988)		$9,537,129

Percentages are based on Net Assets of $9,995,722.

3

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY

DIVIDEND INCOME FUND
JUNE 30, 2021 (Unaudited)

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	Security considered Master Limited Partnership. At June 30, 2021, these securities amounted to $388,497 or 3.9% of net assets.

ADR	— American Depositary Receipt

Cl	— Class

GDR	— Global Depositary Receipt

PJSC	— Public Joint Stock Company

As of June 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

GQG-QH-006-0100

4